Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 90,099	$ 106,481
Employee stock based compensation	19,275	25,117
Deferred revenues	22,153	19,200
Other	53,243	53,848
Deferred tax assets before valuation allowance	184,770	204,646
Valuation allowance - mainly in respect to carryforward losses	(55,745)	(60,703)
Deferred tax asset	129,025	143,943
Intangible assets	(11,335)	(8,862)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(4,663)	(274)
Deferred tax liability	(25,923)	(19,061)
Deferred tax asset, net	$ 103,102	$ 124,882